Investments carried under the equity method (Tables)	3 Months Ended
Mar. 31, 2021
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates
The table below shows the breakdown of the investments held in associates as of March 31, 2021 and December 31, 2020:

	Balance as of March 31, 2021	Balance as of December 31, 2020
	($ in thousands)
Evacuación Valdecaballeros, S.L.	892	976
Myah Bahr Honaine, S.P.A	40,325	39,204
Pectonex, R.F. Proprietary Limited	1,564	1,587
Ca Ku A1, S.A.P.I. de CV (PTS)	-	30
Evacuación Villanueva del Rey, S.L	-	-
Windlectric Inc	55,279	59,116
Pemcorp SAPI de CV	13,502	15,514
Other renewable energy associates	235	286
Total	111,798	116,614